Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Series B Debentures, Net of Current Maturities [Abstract]
Schedule of series B debentures, net of current maturities
	December 31,
	2022	2021

Series B Debentures	$79,186	$98,982
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(114)	(200)

	$59,275	$78,986